Share capital (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Schedule of Share Capital

Unlimited number of common shares and preferred shares, issuable in series, all without par value.

	Number of
	common shares	Amount
		$
Issued and outstanding
Balance – December 31, 2016	36,817,328	58,154
Issued for cash consideration, net of issuance costs	2,403,846	8,803
Stock options exercised	316,538	1,265
Warrants exercised	782,229	1,891
Balance – December 31, 2017	40,319,941	70,113
Issued for cash, net of issuance costs	2,246,094	12,895
Stock options exercised	480,754	1,444
DSUs redeemed	29,713	220
Warrants exercised	2,029,899	5,480
Balance – December 31, 2018	45,106,401	90,152